Basis of Presentation and Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Basis of Presentation and Summary of Significant Accounting Policies

2. Basis of Presentation and Summary of Significant Accounting Policies:

a.

Use of Estimates. The preparation of financial statements and accompanying notes in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires the General Partner to make estimates and assumptions that affect the reported amounts of assets and liabilities, income and expenses, and related disclosures of contingent assets and liabilities in the financial statements and accompanying notes. As a result, actual results could differ from these estimates, and those differences could be material.

The liquidation basis of accounting requires Spectrum Technical to record its assets and liabilities at values expected to be received or paid in liquidation. The change in basis of accounting from the going concern basis to the liquidation basis did not have a material effect on Spectrum Technical’s carrying value of assets and liabilities or its results of operations. All carrying values, including net unrealized appreciation or depreciation on open contracts which are carried at fair value, are expected to be realized by the General Partner during liquidation. Also, the liquidation basis of accounting requires the financial statements to include a statement of net assets or a statement of changes in net assets available to partners. The Statements of Changes in Partners’ Capital for Spectrum Technical (included herein) present the same information and thus the financial statements include a statement of net assets available to partners of Spectrum Technical for the year ended December 31, 2017.

b.

Profit Allocation. The General Partner and each limited partner of Tactical Currency, Spectrum Select and Spectrum Strategic share in the profits and losses of the respective Partnership in proportion to the amount of partnership interest owned by each, except that no limited partner is liable for the obligations of the respective Partnership in excess of its capital contributions and profits, if any, net of distributions or redemptions and losses, if any.

The General Partner and each limited partner of Spectrum Technical shared in the profits and losses of Spectrum Technical in proportion to the amount of partnership interest owned by each, except that no limited partner was liable for the obligations of Spectrum Technical in excess of its capital contributions and profits, if any, net of distributions or redemptions and losses, if any.

c.

Statement of Cash Flows. Each Partnership has not provided a Statement of Cash Flows, as permitted by Accounting Standards Codification (“ASC”) 230, “Statement of Cash Flows.” The Statements of Changes in Partners’ Capital for each respective Partnership is included herein, and as of and for the years ended December 31, 2017 (termination of operations for Spectrum Technical), 2016 and 2015, the Partnerships carried no debt and substantially all of each Partnership’s investments were carried at fair value and classified as Level 1 and Level 2 measurements.

d.

Partnerships’ Investments. All Futures Interests of Tactical Currency, Spectrum Select and Spectrum Strategic are, and all Futures Interests of Spectrum Technical were, held for trading purposes. Such Futures Interests include or included derivative financial instruments and derivative commodity instruments. Tactical Currency’s, Spectrum Select’s and Spectrum Strategic’s open contracts are, and Spectrum Technical’s open contracts were, recorded at fair value (as described in Note 7, “Fair Value Measurements”) at the measurement date. Tactical Currency’s, Spectrum Select’s and Spectrum Strategic’s investments in Futures Interests denominated in foreign currencies are, and Spectrum Technical’s investment in Futures Interests denominated in foreign currencies were, translated into U.S. dollars at the exchange rates prevailing at the measurement date. Tactical Currency’s, Spectrum Select’s and Spectrum Strategic’s gains or losses are, and Spectrum Technical’s gains and losses were, realized at the time of contract liquidation using the first-in, first-out method. Unrealized gains or losses on open contracts are included as a component of equity in trading account in the respective Partnership’s Statements of Financial Condition. Net realized gains or losses and net change in unrealized gains or losses are included in the respective Partnership’s Statements of Income and Expenses. Tactical Currency, Spectrum Select and Spectrum Strategic do not, and Spectrum Technical did not, isolate the portion of the results of operations arising from the effect of changes in foreign exchange rates on investments from fluctuations due to changes in market prices of investments held. Such fluctuations are included in total trading results in the Partnerships’ Statements of Income and Expenses.

e.

Restricted and Unrestricted Cash. The cash held by each of Tactical Currency, Spectrum Select and Spectrum Strategic that is available for Futures Interests trading is on deposit in respective commodity brokerage accounts with MS&Co. Prior to December 31, 2017 (termination of operations for Spectrum Technical), the cash held by Spectrum Technical that was available for Futures Interests trading was on deposit in commodity brokerage accounts with MS&Co. A portion of Tactical Currency’s cash available for trading in Futures Interests, held indirectly through its investment in Cambridge Master Fund, is on deposit with JPMorgan. A portion of Spectrum Technical’s cash (prior to its termination of operations on December 31, 2017), available for trading in Futures Interests, held indirectly through its investment in SECOR Master Fund, was also on deposit with JPMorgan. Restricted cash equals the cash portion of assets on deposit to meet margin requirements as determined by the exchange or counterparty, and required by MS&Co. All of these amounts are maintained separately. At December 31, 2017 (termination of operations for Spectrum Technical) and 2016, the amount of cash held for margin requirements was $8,683,095 and $11,918,100 for Spectrum Select and $33,804 and $6,959,456 for Spectrum Technical, respectively. Restricted and unrestricted cash includes cash denominated in foreign currencies of $977,236 (cost of $984,412) and $(992,914) (proceeds of $1,024,772) for Spectrum Select and $0 (proceeds of $0) and $(205,801) (proceeds of $205,128) for Spectrum Technical as of December 31, 2017 (termination of operations for Spectrum Technical) and 2016, respectively.

f.

Foreign Currency Transactions and Translation. Tactical Currency’s, Spectrum Select’s and Spectrum Strategic’s functional currency is, and Spectrum Technical’s was, the U.S. dollar; however, Tactical Currency, Spectrum Select and Spectrum Strategic may transact, and Spectrum Technical may have transacted, business in currencies other than the U.S. dollar. Tactical Currency’s, Spectrum Select’s and Spectrum Strategic’s assets and liabilities denominated in currencies other than the U.S. dollar are, and Spectrum Technical’s assets and liabilities denominated in currencies other than the U.S. dollars were, translated into U.S. dollars at the rate in effect at the date of the respective Statements of Financial Condition. Tactical Currency’s, Spectrum Select’s and Spectrum Strategic’s income and expense items denominated in currencies other than the U.S. dollar are, and Spectrum Technical’s income and expenses denominated in currencies other than the U.S. dollar were, translated into U.S. dollars at the rate in effect during the period.

g.

Income Taxes. Income taxes have not been recorded as each partner is individually liable for the taxes, if any, on its share of the respective Partnership’s income and expenses. Tactical Currency, Spectrum Select and Spectrum Strategic follows, and Spectrum Technical followed, the guidance of ASC 740, “Income Taxes,” which prescribes a recognition threshold and measurement attribute for financial statement recognition and measurement of tax positions taken or expected to be taken in the course of preparing each Partnership’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained “when challenged” or “when examined” by the applicable tax authority. Tax positions determined not to meet the more-likely-than-not threshold would be recorded as a tax benefit or liability in the respective Partnership’s Statements of Financial Condition for the current year. If a tax position does not meet the minimum statutory threshold to avoid the incurring of penalties, an expense for the amount of the statutory penalty and interest, if applicable, shall be recognized in the respective Partnership’s Statements of Income and Expenses in the period in which the position is claimed or expected to be claimed. The General Partner has concluded that there are no significant uncertain tax positions that would require recognition in the Partnerships’ respective financial statements. Tactical Currency, Spectrum Select and Spectrum Strategic files, and Spectrum Technical filed, U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The 2014 through 2017 tax years remain subject to examination by U.S. federal and most state tax authorities.

h.

Revenue Recognition. For excess cash held at MS&Co. which is not invested by the General Partner in U.S. Treasury bills and/or other permitted investments, monthly, MS&Co. pays Tactical Currency, Spectrum Select and Spectrum Strategic interest income on 100% of the average daily equity maintained in cash in Tactical Currency’s, Spectrum Select’s and Spectrum Strategic’s accounts during each month at a rate equal to 80% of the monthly average of the 4-week U.S. Treasury bill discount rate. Prior to December 31, 2017 (termination of operations for Spectrum Technical), MS&Co. paid Spectrum Technical interest income on 100% of its average daily equity maintained in cash in Spectrum Technical’s account during each month at a rate equal to 80% of the monthly average of the 4-week U.S. Treasury bill discount rate. MS&Co. and Ceres retain or retained any interest earned on such uninvested cash in excess of the interest paid to the Partnerships. For purposes of such interest payments, net assets do not include monies due to the Partnerships on Futures Interests that have not been received.

i.

General Partner Fees. Tactical Currency accrues a General Partner administrative fee (the “General Partner fee”) payable to the General Partner equal to an annual rate of 1.6% of Tactical Currency’s net assets. Spectrum Select and Spectrum Strategic each accrue a General Partner fee payable to the General Partner equal to 1/12th of 2.0% (a 2.0% annual rate) of the relevant Partnership’s net assets. Spectrum Technical (prior to its termination effective December 31, 2017) accrued a General Partner fee payable to the General Partner equal to 1/12th of 2.0% (a 2.0% annual rate) of Spectrum Technical’s net assets. Spectrum Technical no longer accrues General Partner fees as a result of its termination of operations effective December 31, 2017.

The General Partner directly pays or reimburses (and indirectly through the underlying funds, as applicable) Tactical Currency, Spectrum Select and Spectrum Strategic or paid or reimbursed Spectrum Technical, for all fees and costs charged or incurred by MS&Co., the General Partner and/or their affiliates or any other entity acting as a commodity broker for the respective Partnership.

j.

Ongoing Placement Agent Fees. Tactical Currency, Spectrum Select and Spectrum Strategic each accrue, and Spectrum Technical accrued, an ongoing placement agent fee payable to Morgan Stanley Wealth Management equal to 1/12th of 2.0% (a 2.0% annual rate) of the relevant Partnership’s net assets. Spectrum Technical no longer accrues ongoing placement agent fees as a result of its termination of operations effective December 31, 2017.

k.

Equity in Trading Account. Spectrum Select’s and Spectrum Technical’s asset “Equity in trading account” reflected in each such Partnership’s Statements of Financial Condition consists of (a) cash on deposit with MS&Co., a portion of which is to be used as margin for trading, (b) net unrealized gains on open futures contracts and net unrealized gains on open forward contracts, which are calculated as the difference between the original contract value and fair value and (c) U.S. Treasury bills, at fair value, if any.

Tactical Currency, Spectrum Select and Spectrum Strategic, in their normal course of business, enter into various contracts with MS&Co. acting as their commodity broker. Prior to its termination of operations on December 31, 2017, Spectrum Technical also entered into various contracts with MS&Co. acting as its commodity broker. Pursuant to brokerage agreements with MS&Co., to the extent that such trading results in unrealized gains or losses, these amounts are offset for Tactical Currency, Spectrum Select and Spectrum Strategic and are reported on a net basis in the respective Partnership’s Statements of Financial Condition. Prior to its termination of operations effective December 31, 2017, Spectrum Technical was also subject to the offsetting of unrealized gains or losses and net basis reporting.

The Partnerships have offset their unrealized gains or losses recognized on forward contracts executed with the same counterparty in their respective Statements of Financial Condition as allowable under the terms of their master netting agreements with MS&Co. and JPMorgan, as applicable, as the counterparty on such contracts. Tactical Currency, Spectrum Select and Spectrum Strategic has, and Spectrum Technical had, consistently applied their right to offset.

l.

Investment Company Status. Effective January 1, 2014, the Partnerships adopted Accounting Standards Update 2013-08, “Financial Services—Investment Companies (Topic 946): Amendments to the Scope, Measurement and Disclosure Requirements” and based on the General Partner’s assessment, the Partnerships have been deemed to be investment companies since inception. Accordingly, Tactical Currency, Spectrum Select and Spectrum Strategic follow, and Spectrum Technical followed, the investment company accounting and reporting guidance of Topic 946. Additionally, Tactical Currency, Spectrum Select, and Spectrum Strategic reflect, and Spectrum Technical reflected, their investments at fair value with unrealized gains and losses resulting from changes in fair value reflected in each Partnership’s respective Statements of Income and Expenses.

m.

Redemptions. Limited partners may redeem some or all of their Units in Tactical Currency, Spectrum Select and Spectrum Strategic at 100% of the net asset value per Unit. The request for redemptions must be delivered to a limited partner’s local Morgan Stanley Branch Office in time for it to be forwarded and received by Ceres no later than 3:00 P.M., New York City time, on the last day of the month in which the redemption is to be effective. Prior to December 31, 2017 (termination of operations for Spectrum Technical), limited partners of Spectrum Technical had the right to redeem some or all of their Units in Spectrum Technical at 100% of the net asset value per Unit.

n.

Distributions. Distributions out of Tactical Currency, Spectrum Select and Spectrum Strategic, other than redemptions of Units, are made on a pro-rata basis at the sole discretion of Ceres. Prior to its termination of operations effective December 31, 2017, distributions out of Spectrum Technical would have also been made on a pro-rata basis at the sole discretion of Ceres. No distributions have been made to date for any of the Partnerships. Ceres does not intend to make any distributions of the Partnerships’ profits.

o.

Dissolution of the Partnerships. Tactical Currency and Spectrum Strategic will terminate on December 31, 2035, while Spectrum Select will terminate on December 31, 2025, regardless of financial condition at such time, or at an earlier date if certain conditions occur as defined in each Partnership’s limited partnership agreement. Spectrum Technical terminated operations on December 31, 2017.

p.	Net Income (Loss) per Unit. Net income (loss) per Unit is calculated in accordance with ASC 946, “Financial Services—Investment Companies.” See Note 8, “Financial Highlights.”